COMMON STOCK AND DIVIDENDS, Limitation on the transfer of the TGS' shares (Details) - shares	Dec. 31, 2017	Dec. 31, 2016	Jul. 22, 2016
Limitation on transfer of shares [Abstract]
Sale covers percentage of common stock	51.00%
Minimum acquired shareholding percentage by another investment company	51.00%
FGS [Member] | Bottom of Range [Member]
Limitation on transfer of shares [Abstract]
Percentage of investment on total assets			7.00%
FGS [Member] | Top of Range [Member]
Limitation on transfer of shares [Abstract]
Percentage of investment on total assets			50.00%
FGS [Member] | Class "B" [Member]
Limitation on transfer of shares [Abstract]
Number of shares invested by the FGS (in shares)		183,618,632